Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Estimated Useful Lives and Residual Value of Property and Equipment
Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Residual value
Mold and tooling	2-5 years	0%
Office equipment	5 years	5%
Machinery and electronic equipment	3-10 years	5%
Transportation equipment	4 years	5%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	0%

Summary of Amortization of Intangible Assets with Finite Lives
Amortization of intangible assets with finite lives are computed using the straight-line method over the estimated useful lives as below:

Category	Estimated useful life
Software	3-5 years
Patents and trademarks	5 years

Summary of Revenue by Customer Incorporation Location
The following table presents revenue by customer incorporation location for the years ended December 31, 2021, 2022 and 2023, respectively:

	For the year ended December 31,
	2021		2022		2023
	RMB	%	RMB	%	RMB	US$	%
PRC	49,683	87%	33,975	77%	96,580	13,603	82%
West Asia	—	—	4,630	10%	9,188	1,294	8%
East Asia	4,404	8%	798	2%	6,018	848	5%
South America	—	—	—	—	4,729	666	4%
Europe	2,199	4%	2,638	6%	501	71	1%
Other	521	1%	2,276	5%	410	57	0%

Total net revenues	56,807	100%	44,317	100%	117,426	16,539	100%

Summary of Operating Lease Liabilities

A maturity analysis of the Company’s operating lease liabilities and reconciliation of the undiscounted cash flows to
the operating lease liabilities recognized on the consolidated balance sheet was as below:

	Office and production facilities rental
	As of December 31,
	2022	2023
	RMB	RMB	US$
2023	5,632	—	—
2024	4,290	5,716	805
2025	4,982	5,494	774
2026	6,448	6,949	979
2027	6,817	7,215	1,016
2028	—	6,803	958
2028 and thereafter	88,136	—	—
2029 and thereafter	—	89,853	12,656

Minimum lease payments	116,305	122,030	17,188
Less: imputed interest	(40,872)	(41,127)	(5,793)

Present value of lease liabilities	75,433	80,903	11,395
Less: Current portion	(5,520)	(5,595)	(788)

Non-current portion of lease liabilities	69,913	75,308	10,607

Summarizes Of The Activity In The Allowance For Credit Losses Related To Accounts Receivable
The following table summarizes the activity in the allowance for credit losses related to accounts receivable, contract asset, loans receivable and other receivables for the year ended December 31, 2023:

	For the year ended December 31, 2023
	RMB	US$
Balance as of December 31, 2022	117,035	16,484
Adoption of ASC Topic 326	2,422	341

Balance as of January 1, 2023	119,457	16,825

Current period provision	16,455	2,317
Reversal	(2,764)	(389)
Acquisition of non-controlling interests	(390)	(55)
Foreign currency translation adjustments	48	7

Balance as of December 31, 2023	132,806	18,705